Related Party Transactions - Narrative (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2014	Dec. 31, 2018
Related Party Transactions
Contingent consideration recognized		$ 19,297,000		$ 29,367,000
Other assets	$ 30,302,000		$ 30,302,000			$ 25,027,000
Refinitiv
Related Party Transactions
Other assets	2,722,000,000		2,722,000,000
Refinitiv | Operating Expense Reimbursement
Related Party Transactions
Related party expense	$ 3,211,000	$ 6,258,000	$ 4,238,000	$ 28,408,000
Banks
Related Party Transactions
Capital contribution					$ 120,000,000
Employees
Related Party Transactions
Investment by employees					$ 5,266,000